Supplemental Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Supplemental Quarterly Financial Data

	First	Second	Third	Fourth	Total
	(In millions, except per share amounts)
2015
Revenues and other	$1,653	$2,019	$1,531	$1,405	$6,608
Gain (loss) on divestitures	(18)	227	(5)	77	281
Expenses(1)	2,703	3,163	5,645	6,537	18,048
Net income (loss) from continuing operations including noncontrolling interest	(1,068)	(917)	(4,119)	(5,055)	(11,159)
Net income (loss) from discontinued operations, net of tax	(238)	120	(17)	627	492
Net income (loss) including noncontrolling interest	$(1,306)	$(797)	$(4,136)	$(4,428)	$(10,667)
Net income (loss) attributable to common stock	$(1,334)	$(860)	$(4,143)	$(4,015)	$(10,352)
Basic net income (loss) per common share(2):
Net income (loss) from continuing operations	$(2.91)	$(2.60)	$(10.91)	$(12.28)	$(28.70)
Net income (loss) from discontinued operations	(0.63)	0.32	(0.04)	1.66	1.30
Net income (loss) per share	$(3.54)	$(2.28)	$(10.95)	$(10.62)	$(27.40)
Diluted net income (loss) per common share(2):
Net income (loss) from continuing operations	$(2.91)	$(2.60)	$(10.91)	$(12.28)	$(28.70)
Net income (loss) from discontinued operations	(0.63)	0.32	(0.04)	1.66	1.30
Net income (loss) per share	$(3.54)	$(2.28)	$(10.95)	$(10.62)	$(27.40)
2014
Revenues and other	$3,423	$3,323	$3,476	$2,858	$13,080
Gain (loss) on divestitures	3	(787)	—	(824)	(1,608)
Expenses(1)	2,786	2,839	3,817	8,342	17,784
Net income (loss) from continuing operations including noncontrolling interest	640	(303)	(341)	(6,308)	(6,312)
Net income (loss) from discontinued operations, net of tax	(545)	68	(247)	(983)	(1,707)
Net income (loss) including noncontrolling interest	$95	$(235)	$(588)	$(7,291)	$(8,019)
Net income (loss) attributable to common stock	$(18)	$(354)	$(691)	$(7,297)	$(8,360)
Basic net income (loss) per common share(2):
Net income (loss) from continuing operations	$1.35	$(1.10)	$(1.17)	$(16.77)	$(17.32)
Net income (loss) from discontinued operations	(1.38)	0.18	(0.65)	(2.61)	(4.44)
Net income (loss) per share	$(0.03)	$(0.92)	$(1.82)	$(19.38)	$(21.76)
Diluted net income (loss) per common share(2):
Net income (loss) from continuing operations	$1.35	$(1.10)	$(1.17)	$(16.77)	$(17.32)
Net income (loss) from discontinued operations	(1.38)	0.18	(0.65)	(2.61)	(4.44)
Net income (loss) per share	$(0.03)	$(0.92)	$(1.82)	$(19.38)	$(21.76)

(1)
Continuing operating expenses for 2015 include non-cash asset impairments totaling $2.1 billion, $660 million, $4.1 billion, and $5.1 billion in the first, second, third, and fourth quarters of 2015, respectively. Continuing operating expenses for 2014 include non-cash asset impairments totaling $115 million, $162 million, $123 million, and $8.7 billion in the first, second, third, and fourth quarters of 2014, respectively.

(2)
The sum of the individual quarterly net income per common share amounts may not agree with full-year net income per common share as each quarterly computation is based on the weighted-average number of common shares outstanding during that period.